Assets pledged, collateral received and assets transferred - Carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 200,367	£ 184,537
Cash collateral and settlement balances
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	75,790	63,080
Loans and advances at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	36,752	29,962
Trading portfolio assets
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	63,914	71,201
Financial assets at fair value through the income statement
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	7,747	5,595
Fair value through other comprehensive income
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 16,164	£ 14,699